Supplement to Your Prospectus and Statement of Additional Information

Effective immediately, Liberty VUL is renamed to Hartford Leaders VUL Liberty 2012. All references in the prospectus and Statement of Additional Information to Liberty VUL should be deleted and replaced with Hartford Leaders VUL Liberty 2012.

This supplement should be retained with the Prospectus and Statement of Additional Information for future reference.

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